SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives
Years
Equipment and facilities	3-7
Internal-use software	7
Vehicles	3-7

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	Year Ended December 31,
	2015	2014	2013

Stock Options	150,000	150,000	150,000
Shares Issuable upon Conversion of
Convertible Notes Payable to a Related Party	33,171,710	25,669,039	24,379,883
Total	33,321,710	25,819,039	24,529,883